Advances to Equity Accounted Joint Ventures	12 Months Ended
Dec. 31, 2015
Receivables [Abstract]
Advances to Equity Accounted Joint Ventures
7.	Advances to Equity Accounted Joint Ventures
a)

As of December 31, 2015, the Partnership had advanced $57.8 million (December 31, 2014 – $81.7 million) to Exmar LPG, which bears interest at LIBOR plus 0.50% and has no fixed repayment terms. As at December 31, 2015, the interest accrued on these advances was $0.4 million (December 31, 2014 – $0.6 million). Both the advances and the accrued interest on these advances are included in investment and advances to equity accounted joint ventures in the Partnership’s consolidated balance sheet.

b)

As of December 31, 2015, the Partnership had advanced of $96.9 million to the Yamal LNG Joint Venture (December 31, 2014 – $95.3 million). The advances bear interest at LIBOR plus 3.00% compounded semi-annually. As of December 31, 2015, the interest accrued on these advances was $4.8 million (December 31, 2014 – $1.0 million). Both the advances and the accrued interest on these advances are included in investments and advances to equity accounted joint ventures in the Partnership’s consolidated balance sheets.